Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 21.8%
8,920	iShares Core S&P 500 ETF	$ 3,405,389	13.5
6,959	iShares Russell 2000 ETF	1,519,219	6.0
5,535	iShares Russell Mid-Cap Growth ETF	575,695	2.3

	Total Exchange-Traded Funds
	(Cost $4,280,039)	5,500,303	21.8

MUTUAL FUNDS: 78.2%
	Affiliated Investment Companies: 55.1%
98,300	Voya Intermediate Bond Fund - Class P3	1,023,306	4.1
33,544	Voya Large Cap Growth Fund - Class P3	1,917,052	7.6
131,803	Voya Large Cap Value Fund - Class P3	1,758,255	7.0
134,137	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	2,119,357	8.4
296,493	Voya Multi-Manager International Equity Fund - Class P3	4,130,151	16.3
226,614	Voya Multi-Manager International Factors Fund - Class P3	2,370,387	9.4
53,905	Voya Multi-Manager Mid Cap Value Fund - Class P3	568,160	2.3
		13,886,668	55.1

	Unaffiliated Investment Companies: 23.1%
138,611	TIAA-CREF S&P 500 Index Fund - Class I	5,811,962	23.1

	Total Mutual Funds
	(Cost $16,855,264)	19,698,630	78.2

	Total Investments in Securities (Cost $21,135,303)	$ 25,198,933	100.0
	Assets in Excess of Other Liabilities	2,260	0.0
	Net Assets	$ 25,201,193	100.0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,500,303	$–	$–	$5,500,303
Mutual Funds	19,698,630	–	–	19,698,630
Total Investments, at fair value	$25,198,933	$–	$–	$25,198,933

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$646,782	$954,356	$(543,996)	$(33,836)	$1,023,306	$22,559	$16,582	$14,874
Voya Large Cap Growth Fund - Class P3	1,268,852	978,584	(433,465)	103,081	1,917,052	4,603	74,753	194,912
Voya Large Cap Value Fund - Class P3	1,119,257	730,842	(344,694)	252,850	1,758,255	18,254	65,087	109,301
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	925,338	1,031,606	(258,252)	420,665	2,119,357	14,892	50,118	49,658
Voya Multi-Manager International Equity Fund - Class P3	2,650,713	1,359,170	(708,451)	828,719	4,130,151	35,461	142,135	122,899
Voya Multi-Manager International Factors Fund - Class P3	1,435,111	938,103	(328,588)	325,761	2,370,387	63,009	41,245	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	380,998	175,943	(120,153)	131,372	568,160	5,727	5,612	17,372
Voya Small Company Fund - Class P3	340,623	154,315	(526,105)	31,167	-	-	(2,426)	-
	$8,767,674	$6,322,919	$(3,263,704)	$2,059,779	$13,886,668	$164,505	$393,106	$509,016

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $21,385,716.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 3,837,359
Gross Unrealized Depreciation	(24,142)
Net Unrealized Appreciation	$ 3,813,217